1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com thor alden thor.alden@dechert.com +1 202 261 3391 Direct

October 2, 2017

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust File Nos. 333-111986; 811-21475

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), attached herewith for filing is Post-Effective Amendment No. 114 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purpose of registering shares of the RBC Impact Bond Fund, a new series of the Trust.

No fee is required in connection with this filing. Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (202) 261-3391.

Very truly yours,

/s/ Thor Alden
Thor Alden